Document and Entity Information	9 Months Ended
Feb. 28, 2013
Document and Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Feb. 28, 2013
Entity Registrant Name	BIOMET INC
Entity Central Index Key	0000351346
Entity Filer Category	Non-accelerated Filer